Commitments and Contingencies - Contractual Charter Revenues (Narratives) (Details) (USD $) In Thousands	Jun. 30, 2011
Unbilled Receivables, Not Billable at Balance Sheet Date [Abstract]
Twelve months ending June 30, 2012	$ 540,225
Twelve months ending June 30, 2013	848,940
Twelve months ending June 30, 2014	451,365
Twelve months ending June 30, 2015	370,258
Twelve months ending June 30, 2016 and thereafter	$ 141,851